Management of Capital (Tables)	12 Months Ended
Dec. 31, 2020
Management Of Capital
Disclosure of capital
	Years ended December 31
	2020	2019
Equity	$166,272	$36,823
Bridge loan	-	2,931
	166,272	39,754
Less: cash	(15,361)	(660)
	$150,911	$39,094